Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Revenue		$ 247,260	$ 129,418	$ 889,058		$ 491,760	$ 299,281
Operating costs and expenses:
Cost of revenue, exclusive of depreciation and amortization shown separately below		121,759	75,626	440,753		256,086	164,466
Operations and support		59,301	30,336	186,984		116,192	78,782
Technology and development		17,565	7,496	48,709		27,030	16,929
Sales and marketing		59,657	25,540	187,904		79,971	70,584
General and administrative		23,201	21,423	88,835		57,587	36,289
Depreciation		4,919	4,065	17,110		15,483	5,705
Amortization of intangible assets		16,263	4,725	44,163		18,817	7,984
Total operating costs and expenses		302,665	169,211	1,014,458		571,166	380,739
Loss from operations		(55,405)	(39,793)	(125,400)		(79,406)	(81,458)
Interest income		38	13	36		385	1,050
Interest expense		(610)	(2,831)	(31,723)		(7,907)	(1,186)
Other income (expense), net		842	(6,721)	3,280		(5,725)	(3,354)
Loss before income taxes		(55,135)	(49,332)	(153,807)		(92,653)	(84,948)
Income tax benefit (expense)		(803)	39	(784)		315	76
Net loss		(55,938)	(49,293)	(154,591)		(92,338)	(84,872)
Loss attributable to remeasurement of redeemable convertible preferred units		0	(426,101)	(426,101)		(202,433)	(42,186)
Net loss including remeasurement of redeemable convertible preferred units		(55,938)	(475,394)	(580,692)		(294,771)	(127,058)
Less: Net loss including remeasurement of redeemable convertible preferred units prior to Reverse Recapitalization		0	475,394	(555,437)		(294,771)	(127,058)
Less: Net loss attributable to redeemable noncontrolling interests		27,856	0	(12,558)		0	0
Net loss attributable to Class A Common Stockholders for basic net loss per share	$ (12,697)	$ (28,082)	0	$ (12,697)		0	0
Net loss per share of Class A Common Stock - basic (in usd per share)	$ (0.06)	$ (0.13)		$ (0.06)	[1]
Net loss per share of Class A Common Stock - diluted (in usd per share)	$ (0.06)	$ (0.13)
Weighted-average shares of Class A Common Stock outstanding - basic (in shares)	214,794,000	214,940,000		214,794
Weighted-average shares of Class A Common Stock outstanding - diluted (in shares)	214,794,000	214,940,000
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Net loss		$ (55,938)	(49,293)	$ (154,591)		(92,338)	(84,872)
Foreign currency translation adjustments		424	(305)	(358)		(313)	939
Total comprehensive loss		(55,514)	(49,598)	(154,949)		(92,651)	(83,933)
Less: Comprehensive loss prior to Reverse Recapitalization		0	49,598	(129,720)		$ (92,651)	$ (83,933)
Less: Comprehensive loss attributable to redeemable noncontrolling interests		27,645	0	(12,545)
Total comprehensive loss attributable to Class A Common Stockholders		$ (27,869)	$ 0	$ (12,684)

[1]	Basic and diluted net loss per share of Class A Common Stock is applicable only for the period from December 6, 2021 through December 31, 2021, which is the period following the Reverse Recapitalization (as defined in Note 3, Reverse Recapitalization). See also Note 15, Net Loss Per Share.